UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number:  028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		October 12, 2011

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	            0
Form 13F Information Table Entry Total:	          125
Form 13F Information Table Value Total:	     $143,730 (thousands)

List of Other Included Managers:
NONE

                                      TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER   VOTING AUTHORITY
          NAME OF ISSUER                CLASS        CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
          --------------              --------       -----     -------- ------- --- ---- -------  --------    ----   ------  ----
Herbalife Ltd                     COM USD SHS      G4412G101     1046    19,510 SH      SOLE                  17,610       0  1900
Check Point Software Technolog    ORD              M22465104      491     9,315 SH      SOLE                   9,315       0     0
Core Laboratories NV              COM              N22717107      791     8,805 SH      SOLE                   8,805       0     0
ALPS Alerian MLP ETF              ALERIAN MLP      00162Q866     3552   233,060 SH      SOLE                 213,660       0 19400
AT&T Inc.                         COM              00206R102      518    18,147 SH      SOLE                  18,147       0     0
Abbott Labs                       COM                2824100      359     7,016 SH      SOLE                   6,456       0   560
Amern Tower Corp Class A          CL A              29912201      805    14,960 SH      SOLE                  13,390       0  1570
Annaly Capital Mgmt Inc           COM               35710409      515    30,945 SH      SOLE                  30,945       0     0
Apache Corp                       COM               37411105      448     5,587 SH      SOLE                   4,757       0   830
Apple Inc                         COM               37833100     5796    15,201 SH      SOLE                  14,076       0  1125
Atlas Energy LP                   COM UNITS LP     04930A104      228    12,260 SH      SOLE                  12,260       0     0
Automatic Data Processing         COM               53015103     1351    28,663 SH      SOLE                  26,363       0  2300
Bank Of America Corporation       COM               60505104     2072   338,582 SH      SOLE                 338,582       0     0
Barrick Gold Corp                 COM               67901108      890    19,080 SH      SOLE                  17,440       0  1640
Becton Dickinson & Co             COM               75887109     1252    17,080 SH      SOLE                  15,640       0  1440
Berkshire Hathaway Inc Cl B       CL B NEW          84670702      922    12,972 SH      SOLE                  12,822       0   150
1/100 Berkshire Htwy Cl A         COM               84990175      748       700 SH      SOLE                     700       0     0
Biogen Idec Inc                   COM              09062X103      584     6,270 SH      SOLE                   5,710       0   560
Blackrock Limited Duration Inc    COM SHS          09249W101      513    32,279 SH      SOLE                  32,279       0     0
Blackrock Defined Opportunity     COM              09255Q105      398    32,470 SH      SOLE                  32,470       0     0
Blackrock Senior High Income      COM              09255T109      276    75,570 SH      SOLE                  75,570       0     0
Blkrck Floatng Rate Incm          COM SHS          09255Y108      250    21,490 SH      SOLE                  21,490       0     0
Boardwalk Pipeline Partners LP    UT LTD PARTNER    96627104      210     8,185 SH      SOLE                   8,185       0     0
Boeing Co                         COM               97023105      307     5,068 SH      SOLE                   4,408       0   660
Bristol-Myers Squibb Co           COM              110122108     1606    51,173 SH      SOLE                  47,413       0  3760
CF Industries Holdings Inc        COM              125269100      307     2,490 SH      SOLE                   2,250       0   240
CSX Corp                          COM              126408103     1366    73,185 SH      SOLE                  67,245       0  5940
Celgene Corp                      COM              151020104      870    14,045 SH      SOLE                  12,725       0  1320
Cerner Corp                       COM              156782104      708    10,330 SH      SOLE                   9,490       0   840
Chevron Corp New                  COM              166764100      376     4,064 SH      SOLE                   4,064       0     0
Chimera Investment Corp           COM              16934Q109      219    79,000 SH      SOLE                  79,000       0     0
Chubb Corporation                 COM              171232101     1782    29,705 SH      SOLE                  27,725       0  1980
Church & Dwight Inc               COM              171340102      545    12,340 SH      SOLE                  11,140       0  1200
DCP Midstream Partners LP         COM UT LTD PTN   23311P100      231     5,770 SH      SOLE                   5,770       0     0
DWS Multi-Mkt Income Trust        SHS              23338L108      306    31,960 SH      SOLE                  31,960       0     0
Deckers Outdoor                   COM              243537107      861     9,240 SH      SOLE                   8,380       0   860
Deere & Company                   COM              244199105      485     7,513 SH      SOLE                   7,513       0     0
Eaton Vance Senior Income Trus    SH BEN INT       27826S103      111    17,650 SH      SOLE                  17,650       0     0
Eaton Vance Ltd Duration          COM              27828H105      343    23,400 SH      SOLE                  23,400       0     0
Eaton Vance Short Duration Div    COM              27828V104      290    18,054 SH      SOLE                  18,054       0     0
Exelon Corporation                COM              30161N101      260     6,100 SH      SOLE                   6,100       0     0
EZCORP, Inc.                      CL A NON VTG     302301106      474    16,620 SH      SOLE                  15,020       0  1600
Exxon Mobil Corporation           COM              30231G102     4022    55,379 SH      SOLE                  53,759       0  1620
Fiduciary/Claymore MLP Opportu    COM              31647Q106      292    15,200 SH      SOLE                  15,200       0     0
First Trust/Four Corners Senio    COM              33733U108      310    23,080 SH      SOLE                  23,080       0     0
Firstenergy Corp                  COM              337932107      225     5,000 SH      SOLE                   5,000       0     0
Freeport-McMoRan Copper & Gold    COM              35671D857      416    13,650 SH      SOLE                  13,650       0     0
Frontier Communications           COM              35906A108      243    39,797 SH      SOLE                  39,797       0     0
General Dynamics Corp             COM              369550108     1264    22,215 SH      SOLE                  20,415       0  1800
General Electric Company          COM              369604103      252    16,556 SH      SOLE                  16,556       0     0
Genesis Energy LP                 UNIT LTD PARTN   371927104      255    10,540 SH      SOLE                  10,540       0     0
Google Inc Class A                CL A             38259P508      828     1,607 SH      SOLE                   1,457       0   150
Hatteras Financial Corp           COM              41902R103      283    11,230 SH      SOLE                  11,230       0     0
Honeywell Intl Inc                COM              438516106     1599    36,410 SH      SOLE                  33,370       0  3040
International Business Machine    COM              459200101     2672    15,279 SH      SOLE                  14,359       0   920
Invesco Mortgage Capital          COM              46131B100      342    24,170 SH      SOLE                  24,170       0     0
Invesco Van Kampen Senior Inco    COM              46131H107      367    86,980 SH      SOLE                  86,980       0     0
Invesco VK Dynamic Credit Oppo    COM              46132R104      363    34,050 SH      SOLE                  34,050       0     0
iShares Tr MSCI Brazil Index F    MSCI BRAZIL      464286400      224     4,300 SH      SOLE                   4,300       0     0
iShares MSCI Germany Index Fd     MSCI GERMAN      464286806     2454   134,330 SH      SOLE                 122,350       0 11980
iShares MSCI Malaysia Index       MSCI MALAYSIA    464286830     1890    15,490 SH      SOLE                  15,490       0     0
iShares Tr DJ Sel Div Inx         DJ SEL DIV INX   464287168     2920     6,060 SH      SOLE                   6,060       0     0
iShares Tr IBOXX Corp Bond Fd     IBOXX INV CPBD   464287242    10209    90,897 SH      SOLE                  90,897       0     0
iShares Cohen & Steer Realty M    COHEN&ST RLTY    464287564     2445    39,849 SH      SOLE                  35,051       0  4798
iShares Tr Barclays MBS Bond F    BARCLYS MBS BD   464288588      952     8,800 SH      SOLE                   8,800       0     0
iShares Tr Barclays Bond          BARCLYS 1-3YR CR 464288646      248     2,385 SH      SOLE                   2,385       0     0
iShares Tr S&P US Pfd Stk Inde    US PFD STK IDX   464288687    10830   304,139 SH      SOLE                 304,139       0     0
JPMorgan Chase & Co.              COM              46625H100      855    28,400 SH      SOLE                  28,400       0     0
Johnson & Johnson                 COM              478160104      308     4,837 SH      SOLE                   4,837       0     0
Joy Global Inc                    COM              481165108      323     5,180 SH      SOLE                   4,690       0   490
Kansas City Southern              COM NEW          485170302      471     9,420 SH      SOLE                   8,620       0   800
LMP Corporate Loan                COM              50208B100      251    23,525 SH      SOLE                  23,525       0     0
Market Vectors Gold Miners ETF    GOLD MINER ETF   57060U100     1337    24,220 SH      SOLE                  21,600       0  2620
Markwest Energy Partners LP       UNIT LTD PARTN   570759100      246     5,347 SH      SOLE                   5,347       0     0
Mastercard Inc Cl A               CL A             57636Q104      487     1,535 SH      SOLE                   1,395       0   140
McDonalds Corp                    COM              580135101     2139    24,359 SH      SOLE                  22,819       0  1540
Microsoft Corp                    COM              594918104      492    19,782 SH      SOLE                  18,482       0  1300
NewMarket Corporation             COM              651587107      518     3,410 SH      SOLE                   3,080       0   330
Newmont Mining Corp               COM              651639106     2007    31,888 SH      SOLE                  28,988       0  2900
NextEra Energy, Inc.              COM              65339F101     1144    21,180 SH      SOLE                  19,230       0  1950
Nike Inc                          CL B             654106103     1863    21,785 SH      SOLE                  20,225       0  1560
Northrop Grumman Corp             COM              666807102      608    11,656 SH      SOLE                  10,276       0  1380
Nuveen Floating Rate Income Op    COM SHS          6706EN100      144    13,790 SH      SOLE                  13,790       0     0
Nuveen Floating Rate Income       COM              67072T108      261    25,750 SH      SOLE                  25,750       0     0
OGE Energy Corp Hldg Co           COM              670837103      406     8,500 SH      SOLE                   8,500       0     0
Nuveen Multi-Currency Short-Te    COM              67090N109      279    21,440 SH      SOLE                  21,440       0     0
Oneok Partners LP                 UNIT LTD PARTN   68268N103      416     8,930 SH      SOLE                   8,930       0     0
Oracle Corp                       COM              68389X105      544    18,926 SH      SOLE                  16,046       0  2880
Panera Bread Co                   CL A             69840W108      321     3,085 SH      SOLE                   2,805       0   280
Pepsico Incorporated              COM              713448108     1011    16,337 SH      SOLE                  14,777       0  1560
Perrigo Co                        COM              714290103      747     7,690 SH      SOLE                   6,970       0   720
Pfizer Incorporated               COM              717081103      956    54,061 SH      SOLE                  50,681       0  3380
Plains All American Pipeline L    UNIT LTD PARTN   726503105      226     3,830 SH      SOLE                   3,830       0     0
Powershares Financial Preferre    FINL PFD PTFL    73935X229      732    45,310 SH      SOLE                  45,310       0     0
Procter & Gamble Co               COM              742718109     1525    24,130 SH      SOLE                  22,880       0  1250
Proshares Tr Short  S&P 500       PSHS SHRT S&P500 74347R503    18099   392,598 SH      SOLE                 359,630       0 32968
Proshares Short Russell 2000      PSHS SHTRUSS2000 74347R826     2196    61,300 SH      SOLE                  54,820       0  6480
UltraShort S&P 500 Proshares      PSHS ULT S&P 500 74347R883      205     8,035 SH      SOLE                   8,035       0     0
Putnam Premier Inc Tr             SH BEN INT       746853100      425    79,375 SH      SOLE                  79,375       0     0
Randgold Resources Ltd ADR        ADR              752344309      356     3,685 SH      SOLE                   3,345       0   340
Rogers Communications, Inc.       CL B             775109200     1217    35,560 SH      SOLE                  32,680       0  2880
Royal Gold Inc                    COM              780287108      827    12,910 SH      SOLE                  11,530       0  1380
SPDR Trust Ser 1                  UNIT SER 1       78462F103      305     2,694 SH      SOLE                   2,694       0     0
SPDR S&P Midcap 400 ETF Trust     UTSER1 S&PDCRP   78467Y107     3150    22,165 SH      SOLE                  20,245       0  1920
SandRidge Energy Inc.             COM              80007P307      278    50,000 SH      SOLE                  50,000       0     0
Seaboard Corp                     COM              811543107      259       144 SH      SOLE                     144       0     0
SPDR Consumer Staples Select S    SBI CONS STPLS   81369Y308     2001    67,450 SH      SOLE                  60,870       0  6580
SPDR Utilities Select Sector      SBI INT-UTILS    81369Y886     1813    53,930 SH      SOLE                  49,030       0  4900
Starbucks Corp                    COM              855244109     2077    55,695 SH      SOLE                  50,605       0  5090
Sunoco Logistics Partners LP      COM UNITS        86764L108      241     2,727 SH      SOLE                   2,727       0     0
TJX Cos Inc New                   COM              872540109     1680    30,280 SH      SOLE                  27,580       0  2700
Targa Resources Partners LP       COM UNIT         87611X105      246     7,472 SH      SOLE                   7,472       0     0
3M Company                        COM              88579Y101     1392    19,385 SH      SOLE                  18,195       0  1190
Tortoise Energy Infrastructure    COM              89147L100      375    11,040 SH      SOLE                  11,040       0     0
Travelers Companies Inc           COM              89417E109     1450    29,755 SH      SOLE                  27,475       0  2280
Tupperware Brands Corp            COM              899896104      915    17,030 SH      SOLE                  15,430       0  1600
UMB Financial Corp                COM              902788108      661    20,598 SH      SOLE                  20,598       0     0
United Technologies Corp          COM              913017109     1279    18,183 SH      SOLE                  16,553       0  1630
Unitedhealth Group Inc            COM              91324P102      690    14,952 SH      SOLE                  13,852       0  1100
VF Corp                           COM              918204108     2410    19,830 SH      SOLE                  18,230       0  1600
Verizon Communications Inc        COM              92343V104      293     7,972 SH      SOLE                   7,972       0     0
Wells Fargo Advantage Multi-Se    COM SHS          94987D101      257    18,060 SH      SOLE                  18,060       0     0
Western Asset Variable Rate St    COM              957667108      241    15,625 SH      SOLE                  15,625       0     0
Windstream Corp Com               COM              97381W104      341    29,275 SH      SOLE                  29,275       0     0
Wynn Resorts Ltd                  COM              983134107      401     3,485 SH      SOLE                   3,145       0   340